Trade and other payables (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Trade and other payables
Suppliers		$ 8,115,015	$ 6,878,510
Partners' advances		925,761	874,010
Withholding tax		673,204	246,867
Related parties (Note 30)		187,616	116,418
Insurance and reinsurance		136,041	211,883
Agreements in transport contracts	[1]	71,239	210,196
Deposits received from third parties		44,826	49,158
Dividends payable		157,181	84,657
Various creditors		402,808	304,613
Trade and other payables		10,713,691	8,976,312
Current		10,689,246	8,945,790
Non-current		24,445	30,522
Trade and other payables		$ 10,713,691	$ 8,976,312

[1]	Corresponds to the value of debt from agreements in transport contracts of oil pipelines and poliducts, impacted by volumetric adjustments, compensation for quality and other inventory management agreements.